Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (10-K)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal income tax benefit at statutory rate	21.00%	34.00%
State income tax, net of federal benefits	7.80%	11.35%
Permanent items	(9.88%)	(4.09%)
Impact of tax law change	0.00%	(12.46%)
Other	0.49%	(0.36%)
Change in valuation allowance	(19.41%)	(28.44%)
Provision for income taxes	0.00%	0.00%